BOND PAYABLE (Details) $ in Thousands		12 Months Ended
	Sep. 21, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Oct. 29, 2019 CNY (¥)
BOND PAYABLE
Annual interest rate			4.55%
Short-term investments, Redeemed, Percentage	50.00%	50.00%
364 days RMB denominated bond
BOND PAYABLE
Short term bond payable		$ 102,009			¥ 720,000,000
Annual interest rate				4.25%	4.80%